Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 28, 2018
Prospectus Date	Jan. 28, 2018
Shenkman Floating Rate High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SFHIX
Shenkman Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	SCFAX
Shenkman Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	SCFCX
Shenkman Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SCFIX
Shenkman Short Duration High Income Fund | Class F
Prospectus:
Trading Symbol	SCFFX